Cover	Jun. 13, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2023
Entity File Number	001-09341
Entity Registrant Name	iCAD, INC.
Entity Central Index Key	0000749660
Entity Tax Identification Number	02-0377419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	98 Spit Brook Road
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Nashua
Entity Address, State or Province	NH
Entity Address, Postal Zip Code	03062
City Area Code	(603)
Local Phone Number	882-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	ICAD
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false